OTHER EQUITY AND RESERVES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Balance	$ 4,520	$ 1,364
Share-based payments expenses	1,847	3,156
Treasury shares issued to employees under the Forfeitable Share Plan	(2,413)	0
Balance	$ 3,954	$ 4,520